Note 21 - Segment and Geographic Information (Details Textual) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Number of Reportable Segments	2		2
Disposal Group, Including Discontinued Operation, Revenue			$ 0	$ 9,809
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 0	0	311
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Continuing Operations [Member] | One Customer [Member]
Revenue from Contract with Customer, Including Assessed Tax			$ 0	$ 300
Concentration Risk, Percentage				100.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Discontinued Operations [Member] | Five Customers [Member]
Disposal Group, Including Discontinued Operation, Revenue				$ 7,700
Revenue from Contract with Customer, Including Assessed Tax				$ 7,700
Concentration Risk, Percentage				76.00%